Average Annual Total Returns - Copley Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	10.10%	11.65%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	10.10%	11.65%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.61%	8.02%	9.74%
S&P 500 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]	The Fund generally does not make distributions.